Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Gross premiums written	$ 8,689,279	$ 8,203,925	$ 6,875,925
Net premiums written	7,544,195	7,134,018	6,300,858
(Increase) decrease in unearned premiums	(287,078)	(177,496)	235,968
Net premiums earned	7,257,117	6,956,522	6,536,826
Net investment income	398,348	376,469	360,668
Net realized and unrealized investment (losses) gains	(1,969,014)	37,797	454,319
Other income	40,492	28,748	13,491
Total revenues	5,726,943	7,399,536	7,365,304
Expenses
Losses and loss expenses	4,747,403	4,883,984	5,334,900
Acquisition costs	1,540,681	1,386,832	1,356,118
Other expenses	414,876	398,542	355,647
Interest expense	55,185	55,606	39,200
Amortization of intangible assets	8,912	8,861	9,988
Net foreign exchange losses	29,402	30,883	51,964
Total expenses	6,796,459	6,764,708	7,147,817
(Loss) income before taxes and interest in earnings of equity method investments	(1,069,516)	634,828	217,487
Income tax (expense) benefit	(31,334)	(38,219)	13,091
Interest in earnings of equity method investments	10,821	126,795	23,611
Net (loss) income	(1,090,029)	723,404	254,189
Preferred dividends	9,750	22,693	45,990
Loss on redemption of preferred shares	0	21,234	2,341
Net (loss) income attributable to common shareholder	(1,099,779)	679,477	205,858
Comprehensive (loss) income
Net (loss) income	(1,090,029)	723,404	254,189
Change in currency translation adjustment	9,464	43,120	(5,884)
Change in unfunded pension obligation, net of tax	12,573	23,307	(14,383)
Change in unrealized gains or losses on investments, net of tax	0	(128)	187
Other comprehensive income (loss)	22,037	66,299	(20,080)
Comprehensive (loss) income	$ (1,067,992)	$ 789,703	$ 234,109